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                                 HIGHMARK FUNDS

                              HIGHMARK EQUITY FUNDS

                               INCOME EQUITY FUND
                               VALUE MOMENTUM FUND
                                   GROWTH FUND
                              EMERGING GROWTH FUND

                                  RETAIL SHARES

      SUPPLEMENT DATED JULY 30, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                          FOR THE HIGHMARK EQUITY FUNDS

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS


      In the section entitled "HOW TO PURCHASE SHARES -- Sales Charge Waivers" on page 22 of the prospectus, the following category is added:


      (14) investors participating in special temporary sales promotions, in accordance with the published requirements of any such promotions, which a Fund may sponsor from time to time.